Annual Total Returns [BarChart] - Stone Ridge U.S. Hedged Equity Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2014	6.41%
Annual Return 2015	4.15%
Annual Return 2016	6.81%
Annual Return 2017	12.21%
Annual Return 2018	(9.08%)
Annual Return 2019	17.20%
Annual Return 2020	7.24%